Schedule of Weighted Average Assumptions of Option (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Expected dividend yield
Volatility	118.91%	90.20%	107.06%
Risk-free interest rate	3.69%	1.57%	0.52%
Expected life of options (years)	5 years	5 years	5 years
Forfeiture rate of share-based compensation awards.	5.00%	5.00%	5.00%